Summary of Significant Accounting Policies (Narrative) (Details)	12 Months Ended
Sep. 30, 2013 M
Summary Of Significant Accounting Policies 1	33.00%
Summary Of Significant Accounting Policies 2	50.00%
Summary Of Significant Accounting Policies 3	12,224,479
Summary Of Significant Accounting Policies 4	6,025,141
Summary Of Significant Accounting Policies 5	12